LIFE AND ACCIDENT AND HEALTH COMPANIES/FRATERNAL
BENEFIT SOCIETIES    ASSOCIATION EDITION    SEPARATE
ACCOUNTS
ANNUAL STATEMENT
For the Year Ended December 31, 2022
OF THE CONDITION AND AFFAIRS OF THE SEPARATE
ACCOUNTS OF THE
FEDERAL LIFE INSURANCE COMPANY
NAIC Group Code 	04966 	, 	04966
NAIC Company Code 	63223 	Employer  s ID Number
36-1063550
(Current Period)	(Prior Period)
Organized under the Laws of 	Illinois	,
State of Domicile or Port of Entry 	Illinois
Country of Domicile 	United States
Type of Separate Accounts	Insulated [ X ]
Non-insulated [ ]
Incorporated/Organized	09/08/1899
Commenced Business	05/05/1900
Statutory Home Office 	3750 W. Deerfield Road ,
Riverwoods, IL, US 60015
(Street and Number)	(City or Town, State,
Country and Zip Code)
Main Administrative Office
3750 W. Deerfield Road	Riverwoods, IL, US 60015
847-520-1900
	(Street and Number)
(City or Town, State, Country and Zip Code)
(Area Code) (Telephone Number)
Mail Address	3750 W. Deerfield Road	,
Riverwoods, IL, US 60015
(Street and Number or P.O. Box)	(City or Town,
State, Country and Zip Code)
Primary Location of Books and Records 	3750 W.
Deerfield Road 	Riverwoods, IL, US 60015
847-520-1900
(Street and Number)	(City or Town, State,
Country and Zip Code)	(Area Code) (Telephone
Number)
Internet Web Site Address 	www.federallife.com
Statutory Statement Contact	Anders Raaum
847-520-1900-311
(Name)	(Area Code) (Telephone Number) (Extension)
araaum@federallife.com 	847-520-1965
(E-Mail Address)	(Fax Number)
OFFICERS
Name	Title	Name	Title
William Stanton Austin 	, 	Chairman, President & CEO
Anders Raaum 	, 	Chief Financial Officer
Paul Robert Murphy 	, 	Actuary 	,
OTHER OFFICERS
David Matthew Walbrun # 	,
Chief Commercial Officer and
President of A&H 	,




DIRECTORS OR TRUSTEES
William Stanton Austin	Wayne Robert Ebersberger
Matthew Thomson Popoli	Scott Allen Roberts
Jack Ruochen Sun
The officers of this reporting entity being duly sworn,
each depose and say that they are the described officers
of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition
and affairs of the said reporting entity as of the
reporting period stated above, and of its income
and deductions therefrom for the period ended, and
have been completed in accordance with the NAIC
Annual Statement Instructions and Accounting
Practices and Procedures manual except to the
extent that: (1) state law may differ; or,
(2) that state rules or regulations require
differences in reporting not related to accounting
practices and procedures, according to the best
of their information, knowledge and belief,
respectively. Furthermore, the scope of this
attestation by the described officers also
includes the related corresponding electronic
filing with the NAIC, when required, that is
an exact copy (except for formatting differences
due to electronic filing) of the enclosed statement.
The electronic filing may be requested by various
regulators in lieu of or in addition to the enclosed
statement.
	William Stanton Austin	Judy Ann Manning
Anders Raaum
Chairman, President & CEO	Secretary
Chief Financial Officer
a. Is this an original filing?	Yes [ X ] No [	]
	Subscribed and sworn to before me this	b. If no:
16th 	day of 	February, 2023	1. State the amendment number
2. Date filed
3. Number of pages attached
Joyce M. Weller, Notary Public
10/29/2025

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS
OF THE FEDERAL LIFE INSURANCE
COMPANY
ASSETS

Current Year
Prior Year

1
General Account
Basis
2
Fair Value Basis
3
Total
(Cols. 1 + 2)
4
Total
1. Bonds (Schedule D)
2. Stocks (Schedule D):




2.1 Preferred stock
2.2 Common stocks

25,450,552
25,450,552
30,913,257
3. Mortgage loans on real estate (Schedule B)
4. Real estate (Schedule A):




4.1 Properties held for the production of income
(less $ 	encumbrances)
4.2 Properties held for sale (less $ 	encumbrances)
5. Cash ($ 	 , Schedule E - Part 1) and cash
equivalents ($ 	 , Schedule E - Part 2)
6. Short-term investments (Schedule DA)
7. Derivatives (Schedule DB)
8. Other invested assets (Schedule BA)
9. Securities lending reinvested collateral assets (Schedule DL)




0. Aggregate write-ins for invested assets

359,850
359,850
294,040
1. Subtotals-Cash and invested assets (Lines 1 to 10)

25,810,402
25,810,402
31,207,297
10. Investment income due and accrued
11. Receivables for securities
12. Net adjustment in assets and liabilities due to foreign exchange rates
13. Aggregate write-ins for other-than-invested assets




14. Lines 11 to 15

25,810,402
25,810,402
31,207,297
DETAILS OF WRITE-INS




1001.	Funds held by Federal	Life

359,850
359,850
294,040
1002.
1003.
1098.	Summary of remaining write-ins Line 10 from overflow page




1099.	Totals (Lines 1001 through 1003 plus 1098) (Line 10 above)

359,850
359,850
294,040
1501.




1502.
1503.
1598.	Summary of remaining write-ins for Line 15 from overflow page
1599.	Totals (Lines 1501 through 1503 plus 1598) (Line 15 above)






SA02

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
LIABILITIES AND SURPLUS
1. Aggregate reserve for life, annuity and accident and health contracts (Exhibit 3, Line 9999999, Col. 2)
2. Liability for deposit-type contracts (Exhibit 4, Line 9, Col. 1)
3. Interest Maintenance Reserve
2. Charges for investment management, administration and contract guarantees due or accrued
4. Investment expenses due or accrued (Exhibit 1, Line 24)
3. Investment taxes, licenses and fees due or accrued, excluding federal income taxes (Exhibit 2, Line 8)
4. Federal and foreign income taxes due or accrued (excluding deferred taxes)
5. Reserve for future federal income taxes
6. Unearned investment income
0. Other transfers to general account due or accrued (net)
(including
$  	accrued expense allowances recognized in reserves)
1. Remittances and items not allocated
2. Derivatives
3. Payable for securities
4. Payable for securities lending
5. Net adjustment in assets and liabilities due to foreign exchange rates
6. Aggregate write-ins for liabilities
7. Total liabilities (including $	due or accrued net
transfers to or (from) the general account)
8. Contributed surplus
9. Aggregate write-ins for special surplus funds
10. Unassigned funds
11. Surplus (Lines 18 through 20)
12. Totals
Current Year
Prior Year

1
General Account
Basis
2
Fair Value Basis
3
Total
(Cols. 1 + 2)
4
Total


25,810,402
25,810,402
31,207,297


25,810,402
25,810,402
31,207,297


25,810,402
25,810,402
31,207,297
DETAILS OF WRITE-INS
1601.
1602.
1603.
1698. Summary of remaining write-ins for Line 16 from
overflow page
1699.	Totals (Lines 1601 through 1603 plus 1698) (Line 16 above)




1901. 1902. 1903. 1998. Summary of remaining write-ins for
Line 19 from overflow page
1999.	Totals (Lines 1901 through 1903 plus 1998) (Line 19 above)






SA03

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS OF
THE FEDERAL LIFE INSURANCE
COMPANY
SUMMARY OF OPERATIONS
1. Transfers to Separate Accounts:
1
Current Year
2
Prior Year



1.1 Net premiums and annuity considerations for life and accident and health contracts

160,831
1.2 Considerations for supplementary contracts with life contingencies


1.3 Aggregate write-ins for other transfers to Separate Accounts


1.4 Totals (Lines 1.1 to 1.3)

160,831
5. Transfers on account of deposit-type contracts (including $
deposits less $   withdrawals)


6. Net investment income and capital gains and losses
(3,111,911)
5,649,271
7. Aggregate write-ins for other income


8. Totals (Lines 1.4 to 4)
(3,111,911)
5,810,102
DEDUCT:


9. Transfers from the Separate Account on account of contract benefits:


6.1 Death benefits
6.2 Matured endowments


6.3 Annuity benefits
1,616
1,595
6.4 Payments on supplementary contracts with life contingencies
97,844
100,598
6.5 Accident and health benefits


6.6 Surrender benefits and withdrawals for life contracts
1,947,877
1,176,906
6.7 Aggregate write-ins for other transfers from Separate
Accounts on account of contract benefits


10. Transfers on account of policy loans


11. Net transfer of reserves from or (to) Separate Accounts


12. Other transfers from the Separate Accounts:


9.1 Federal and foreign income taxes incurred


9.2 Change in expense allowances recognized in reserves


9.3 Aggregate write-ins for other transfers from Separate Accounts


13. Subtotals (Lines 6.1 to 9.3)
2,047,337
1,279,099
14. Fees associated with charges for investment management,
administration and contract guarantees
237,647
252,855
15. Increase in aggregate reserve for life and accident
and health contracts
(5,396,895)
4,278,148
16. Increase in liability for deposit-type contracts


17. Increase in reserve for future federal income taxes


18. Aggregate write-ins for reserves and funds


19. Totals (Lines 10 to 15)
(3,111,911)
5,810,102
20. Net gain from operations (including $ unrealized capital gains)(Line 5 minus Line 16)



SURPLUS ACCOUNT
21. Surplus, December 31, prior year
22. Net gain from operations (Line 17)
23. Surplus contributed or (withdrawn) during year
24. Change in reserve on account of change in valuation basis, (increase) or decrease
25. Transfer from Separate Accounts of the change in expense allowances recognized in Line 21
26. Aggregate write-ins for gains and losses in surplus
27. Surplus, December 31, current year (Page 3, Line 21)


DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398.	Summary of remaining write-ins for Line 1.3
from overflow page
01.399.	Totals (Lines 01.301 through 01.303 plus 01.398)
(Line 1.3 above)


0401.
0402.
0403.
0498.	Summary of remaining write-ins for Line 4
from overflow page
0499.	Totals (Lines 0401 through 0403 plus 0498)
(Line 4 above)


06.701.
06.702.
06.703.
06.798.	Summary of remaining write-ins for Line 6.7
from overflow page
06.799.	Totals (Lines 06.701 through 06.703 plus 06.798)
(Line 6.7 above)


09.301.
09.302.
09.303.
09.398.	Summary of remaining write-ins for Line 9.3
from overflow page
09.399.	Totals (Lines 09.301 through 09.303 plus 09.398)
(Line 9.3 above)


1501.
1502.
1503.
1598.	Summary of remaining write-ins for Line 15
from overflow page
1599.	Totals (Lines 1501 through 1503 plus 1598) (Line 15 above)


2301.
2302.
2303.
2398.	Summary of remaining write-ins for Line 23
from overflow page
2399.	Totals (Lines 2301 through 2303 plus 2398)
(Line 23 above)




SA04

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS
OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF OPERATIONS BY LINES OF BUSINESS    SUMMARY

1. Transfers to Separate Accounts:
1.1 Net premiums and annuity considerations for life and
accident and health contracts
1.2 Considerations for supplementary contracts
with life contingencies
1.3 Aggregate write-ins for other transfers to
Separate Accounts
1.4 Totals (Lines 1.1 to 1.3)
2. Transfers on account of deposit-type contracts
(including $	deposits less $
3. Net investment income and capital gains and losses
4. Aggregate write-ins for other income
5. Totals (Lines 1.4 to 4)
DEDUCT:
6. Transfers from the Separate Account on account
of contract benefits:
6.1 Death benefits
6.2 Matured endowments
6.3 Annuity benefits
6.4 Payments on supplementary contracts with life contingencies
6.5 Accident and health benefits
6.6 Surrender benefits and withdrawals for life contracts
6.7 Aggregate write-ins for other transfers from Separate
Accounts on account of contract benefits
7. Transfers on account of policy loans
8. Net transfer of reserves from or (to) Separate Accounts
9. Other transfers from the Separate Accounts:
9.1 Federal and foreign income taxes incurred
9.2 Change in expense allowances recognized in reserves
9.3 Aggregate write-ins for other transfers from Separate Accounts
0. Subtotals (Lines 6.1 to 9.3)
1. Fees associated with charges for investment management,
administration and contract guarantees
2. Increase in aggregate reserve for life and accident
and health contracts
3. Increase in liability for deposit-type contracts
10. Increase in reserve for future federal income taxes
15 Aggregate write-ins for reserves and funds
16. Totals (Lines 10 to 15)
17. Net gain from operations (including $
unrealized capital gains) (Line 5 minus Line 16)
withdrawals)
1
Total
2
Individual Life
3
Group Life
4
Individual Annuities
5
Group
Annuities
6
Accident and
Health
7
Other Lines
of Business



XXX
XXX


XXX



(3,111,911)


(1,843,631)
(1,268,280)




(3,111,911)


(1,843,631)
(1,268,280)




1,616
97,844
1,947,877
XXX
XXX
XXX
XXX
XXX
XXX
1,616
97,844
XXX
42,956
XXX
1,904,921
XXX
XXX
XXX
XXX
XXX
XXX
XXX
XXX



2,047,337
237,647
(5,396,895)


142,416
140,792
(2,126,839)
1,904,921
96,855
(3,270,056)
XXX



(3,111,911)


(1,843,631)
(1,268,280)











18. Policies/certificates in force end of year








DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398. Summary of remaining write-ins for Line 1.3 from overflow page
01.399. Total (Lines 01.301 through 01.303 plus 01.398) (Line 1.3 above)








0401.
0402.
0403.
	0498.	Summary of remaining write-ins for Line 4 from overflow page
	0499.	Total (Lines 0401 through 0403 plus 0498) (Line 4 above)








06.701.
06.702.
06.703.
06.798. Summary of remaining write-ins for Line 6.7 from overflow page
06.799. Total (Lines 06.701 through 06.703 plus 06.798) (Line 6.7 above)








09.301.
09.302.
09.303.
09.398. Summary of remaining write-ins for Line 9.3 from overflow page
09.399. Total (Lines 09.301 through 09.303 plus 09.398) (Line 9.3 above)








1501.
1502.
1503.
	1598.	Summary of remaining write-ins for Line 15 from overflow page
	1599.	Total (Lines 1501 through 1503 plus 1598) (Line 15 above)









ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Analysis of Operations - Individual Life Insurance
NONE
Analysis of Operations - Group Life Insurance
NONE


SA05.1, SA05.2

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF OPERATIONS BY LINES OF BUSINESS
INDIVIDUAL ANNUITIES (a)

1. Transfers to Separate Accounts:
1.1 Net annuity considerations for annuity contracts
1.2 Considerations for supplementary contracts
with life contingencies
1.3 Aggregate write-ins for other transfers to
Separate Accounts
1.4 Totals (Lines 1.1 to 1.3)
2. Transfers on account of deposit-type contracts
(including $	deposits less $	withdrawals)
3. Net investment income and capital gains and losses
4. Aggregate write-ins for other income
5. Totals (Lines 1.4 to 4)
DEDUCT:
6. Transfers from the Separate Account on account
of contract benefits:
6.1 Death benefits
6.2 Matured endowments
6.3 Annuity benefits
6.4 Payments on supplementary contracts with life contingencies
6.5 Accident and health benefits
6.6 Surrender benefits and withdrawals for life contracts
6.7 Aggregate write-ins for other transfers from Separate
Accounts on account of contract benefits
7. Transfers on account of policy loans
8. Net transfer of reserves from or (to) Separate Accounts
9. Other transfers from the Separate Accounts:
9.1 Federal and foreign income taxes incurred
9.2 Change in expense allowances recognized in reserves
9.3 Aggregate write-ins for other transfers from Separate Accounts
4. Subtotals (Lines 6.1 to 9.3)
5. Fees associated with charges for investment management,
administration and contract guarantees
6. Increase in aggregate reserve for life and
accident and health contracts
7. Increase in liability for deposit-type contracts
10. Increase in reserve for future federal income taxes
15 Aggregate write-ins for reserves and funds
16. Totals (Lines 10 to 15)
17. Net gain from operations (including $
unrealized capital gains) (Line 5 minus Line 16)
1
Total
Deferred
6
Life Contingent
Payout (Immediate
and Annuitizations)
7
Other
Annuities


2
Fixed
Annuities
3
Indexed
Annuities
4
Variable Annuities
With Guarantees
5
Variable Annuities
Without Guarantees




XXX
XXX
XXX
XXX

XXX

(1,843,631)



(1,876,095)
32,464


(1,843,631)



(1,876,095)
32,464


1,616
97,844
XXX
42,956
XXX
XXX
XXX
XXX
XXX
XXX
XXX
XXX
42,956
1,616
97,844
XXX
XXX
XXX

142,416
140,792
(2,126,839)



42,956
140,792
(2,059,843)
99,460
(66,996)


(1,843,631)



(1,876,095)
32,464









18. Policies/certificates in force end of year







DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398. Summary of remaining write-ins for Line 1.3 from overflow page
01.399. Total (Lines 01.301 through 01.303 plus 01.398) (Line 1.3 above)







0401.
0402.
0403.
	0498.	Summary of remaining write-ins for Line 4 from overflow page
	0499.	Total (Lines 0401 through 0403 plus 0498) (Line 4 above)







06.701.
06.702.
06.703.
06.798. Summary of remaining write-ins for Line 6.7 from overflow page
06.799. Total (Lines 06.701 through 06.703 plus 06.798) (Line 6.7 above)







09.301.
09.302.
09.303.
09.398. Summary of remaining write-ins for Line 9.3 from overflow page
09.399. Total (Lines 09.301 through 09.303 plus 09.398) (Line 9.3 above)







1501.
1502.
1503.
	1598.	Summary of remaining write-ins for Line 15 from overflow page
	1599.	Total (Lines 1501 through 1503 plus 1598) (Line 15 above)








(a) Indicate if blocks of business in run-off that comprise less than 5% of premiums and less than 5% of reserve and loans liability are aggregated with material blocks of business and which columns are affected.

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS OF
THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF OPERATIONS BY LINES OF BUSINESS    GROUP ANNUITIES
(a) (N/A Fraternal

1. Transfers to Separate Accounts:
1.1 Net annuity considerations for annuity contracts
1.2 Considerations for supplementary contracts with
life contingencies
1.3 Aggregate write-ins for other transfers to
Separate Accounts
1.4 Totals (Lines 1.1 to 1.3)
2. Transfers on account of deposit-type contracts
(including $	deposits less $	withdrawals)
3. Net investment income and capital gains and losses
4. Aggregate write-ins for other income
5. Totals (Lines 1.4 to 4)
DEDUCT:
6. Transfers from the Separate Account on account of
contract benefits:
6.1 Death benefits
6.2 Matured endowments
6.3 Annuity benefits
6.4 Payments on supplementary contracts with life contingencies
6.5 Accident and health benefits
6.6 Surrender benefits and withdrawals for life contracts
6.7 Aggregate write-ins for other transfers from Separate
Accounts on account of contract benefits
7. Transfers on account of policy loans
8. Net transfer of reserves from or (to) Separate Accounts
9. Other transfers from the Separate Accounts:
9.1 Federal and foreign income taxes incurred
9.2 Change in expense allowances recognized in reserves
9.3 Aggregate write-ins for other transfers from Separate Accounts
8. Subtotals (Lines 6.1 to 9.3)
9. Fees associated with charges for investment management,
administration and contract guarantees
10. Increase in aggregate reserve for life and
accident and health contracts
11. Increase in liability for deposit-type contracts
10. Increase in reserve for future federal income taxes
15 Aggregate write-ins for reserves and funds
16. Totals (Lines 10 to 15)
17. Net gain from operations (including $
unrealized capital gains) (Line 5 minus Line 16)
1
Total
Deferred
6
Life Contingent
Payout (Immediate
and Annuitizations)
7
Other
Annuities


2
Fixed
Annuities
3
Indexed
Annuities
4
Variable Annuities
With Guarantees
5
Variable Annuities
Without Guarantees




XXX
XXX
XXX
XXX

XXX

(1,268,280)



(1,268,280)



(1,268,280)



(1,268,280)



XXX
1,904,921
XXX
XXX
XXX
XXX
XXX
XXX
XXX
XXX
1,904,921
XXX
XXX
XXX

1,904,921
96,855
(3,270,056)



1,904,921
96,855
(3,270,056)



(1,268,280)



(1,268,280)










18. Policies/certificates in force end of year







DETAILS OF WRITE-INS
01.301.
01.302.
01.303.
01.398. Summary of remaining write-ins for Line 1.3 from overflow page
01.399. Total (Lines 01.301 through 01.303 plus 01.398) (Line 1.3 above)







0401.
0402.
0403.
	0498.	Summary of remaining write-ins for Line 4 from overflow page
	0499.	Total (Lines 0401 through 0403 plus 0498) (Line 4 above)







06.701.
06.702.
06.703.
06.798. Summary of remaining write-ins for Line 6.7 from overflow page
06.799. Total (Lines 06.701 through 06.703 plus 06.798) (Line 6.7 above)







09.301.
09.302.
09.303.
09.398. Summary of remaining write-ins for Line 9.3 from overflow page
09.399. Total (Lines 09.301 through 09.303 plus 09.398) (Line 9.3 above)







1501.
1502.
1503.
	1598.	Summary of remaining write-ins for Line 15 from overflow page
	1599.	Total (Lines 1501 through 1503 plus 1598) (Line 15 above)








(a) Indicate if blocks of business in run-off that comprise less than 5% of premiums and less than 5% of reserve and loans liability are aggregated with material blocks of business and which columns are affected.

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS OF
THE FEDERAL LIFE INSURANCE
COMPANY
Analysis of Operations - Accident and Health
NONE
Analysis of Increase in Reserves - Individual Life
NONE
Analysis of Increase in Reserves - Group Life
NONE


SA05.5, SA06.1, SA06.2

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS OF
THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF INCREASE IN RESERVES DURING THE YEAR
INDIVIDUAL ANNUITIES (a)


1
Total
Deferred
6
Life Contingent
Payout
(Immediate and
Annuitizations)
7
Other
Annuities


2
Fixed
Annuities
3
Indexed
Annuities
4
Variable
Annuities
With
Guarantees
    5 Variable Annuities Without Guarantees


1.	Reserve December 31 of prior year
17,953,294



17,351,794
601,500

2. Tabular net premiums and considerations
3. Increase or (decrease) from investment results after
provision for federal income taxes
4. Tabular less actual reserve released
5. Increase in reserve on account of change
in valuation basis
6. Other increases (net)
(2,126,839)



(2,059,843)
(66,996)

7. Totals (Lines 1 to 6)
15,826,455



15,291,951
534,504

8. Net transfer of reserves from or (to)
Separate Accounts
9. Tabular cost







10. Reserves released by death
XXX
XXX
XXX
XXX
XXX
XXX
XXX
13. Reserves released by other terminations (net)
14. Transfers on account of annuity and supplementary contract payments involving life contingencies
15. Charges for investment management, administration and contract guarantees
16. Aggregate write-ins for other decreases in reserves







17. Total deductions (Lines 8 to 14)







18. Reserve December 31 of current year
15,826,455



15,291,951
534,504

Cash Surrender Value and Policy Loans







19. CSV ending balance December 31, current year
20. Amount available for policy loans based upon line 17 CSV







DETAILS OF WRITE-INS
1401.
1402.
1403.
1498.	Summary of remaining write-ins for Line 14 from overflow page.
1499.	Total (Lines 1401 through 1403 plus 1498) (Line 14 above)







(a) Indicate if blocks of business in run-off that comprise less than 5% of premiums and less than 5% of reserve and loans liability are aggregated with material blocks of business and which columns are affected.

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF INCREASE IN RESERVES DURING THE YEAR
GROUP ANNUITIES (a)
(N/A Fraternal)


1
Total
Deferred
6
Life Contingent
Payout
(Immediate and
Annuitizations)
7
Other
Annuities


2
Fixed
Annuities
3
Indexed
Annuities
4
Variable
Annuities
With
Guarantees
    5 Variable Annuities Without Guarantees


1.	Reserve December 31 of prior year
13,254,003



13,254,003


2. Tabular net premiums and considerations
3. Increase or (decrease) from investment results after
provision for federal income taxes
4. Tabular less actual reserve released
5. Increase in reserve on account of change in valuation basis
6. Other increases (net)
(3,270,056)



(3,270,056)


7. Totals (Lines 1 to 6)
9,983,947



9,983,947


8. Net transfer of reserves from or (to) Separate Accounts
9. Tabular cost







10. Reserves released by death
XXX
XXX
XXX
XXX
XXX
XXX
XXX
21. Reserves released by other terminations (net)
22. Transfers on account of annuity and supplementary contract payments involving life contingencies
23. Charges for investment management, administration and contract guarantees
24. Aggregate write-ins for other decreases in reserves







25. Total deductions (Lines 8 to 14)







26. Reserve December 31 of current year
9,983,947



9,983,947


Cash Surrender Value and Policy Loans







27. CSV ending balance December 31, current year
28. Amount available for policy loans based upon line 17 CSV







DETAILS OF WRITE-INS
1401.
1402.
1403.
1498.	Summary of remaining write-ins for Line 14
from overflow page.
1499.	Total (Lines 1401 through 1403 plus 1498)
(Line 14 above)







(a) Indicate if blocks of business in run-off that comprise less than 5% of premiums and less than 5% of reserve and loans liability are aggregated with material blocks of business and which columns are affected.

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
ANALYSIS OF RESERVES DURING THE YEAR    ACCIDENT
AND HEALTH (a)


1
Total
Comprehensive
4
Medicare
Supplement
5
Vision
Only
6
Dental
Only
7
Federal
Employees
Health
Benefits
Plan
8
Title XVIII
Medicare
9
Title XIX
Medicaid
10
Credit
A&H
11
Disability
Income
12
Long-Term Care
13
Other
Health


2
Individual
3
Group










ACTIVE LIFE RESERVE
1. Unearned premium reserves
2. Additional contract reserves (a)
3. Additional actuarial reserves - Asset/Liability analysis
4. Reserve for future contingent benefits
5. Reserve for rate credits
6	Aggregate write-ins for reserves
7. Totals (Gross)
8. Reinsurance ceded
9. Totals (Net)









































CLAIM RESERVE
29. Present value of amounts not yet due on claims
30. Additional actuarial reserves-Asset/Liability analysis
31. Reserve for future contingent benefits
32. Aggregate write-ins for reserves
33. Totals (Gross)
34. Reinsurance ceded
35. Totals (Net)









































36. TOTAL (Net)













37. TABULAR FUND INTEREST













DETAILS OF WRITE-INS
0601.
0602.
0603.
0698.	Summary of remaining write-ins for Line 6 from overflow page.
0699.	Total (Lines 0601 through 0603 plus 0698) (Line 6 above)













1301.
1302.
1303.
1398.	Summary of remaining write-ins for Line 13 from overflow page.
1399.	Total (Lines 1301 through 1303 plus 1398) (Line 13 above)













(a) Indicate if blocks of business in run-off that comprise less than 5% of premiums and less than 5% of reserve and loans liability are aggregated with material blocks of business and which columns are affected.

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT OF NET INVESTMENT INCOME


1
Collected
During Year

2
Earned
During Year
	1.	U.S. Government bonds
	1.1	Bonds exempt from U.S. tax
	1.2	Other bonds (unaffiliated)
	1.3	Bonds of affiliates
	2.1	Preferred stocks (unaffiliated)
	2.11	Preferred stocks of affiliates
	2.2	Common stocks (unaffiliated)
	2.21	Common stocks of affiliates
3. Mortgage loans
4. Real estate
5. Contract loans
6. Cash, cash equivalents and short-term investments
7. Derivative instruments
8. Other invested assets
9. Aggregate write-ins for investment income
10. Total gross investment income
(a) (a)
(a)
(a)
(b)
(b)
(c)
(d)
(e)
(f)
474,974
474,974

474,974
474,974
11. Investment expenses
12. Investment taxes, licenses and fees, excluding federal income taxes
13. Interest expense
14. Depreciation on real estate and other invested assets
15. Aggregate write-ins for deductions from investment income
16. Total deductions (Lines 11 through 15)
17. Net investment income (Line 10 minus Line 16)

(g)
(g)
(h)
(i)
474,974
DETAILS OF WRITE-INS
0901.
0902.
0903.
0998.	Summary of remaining write-ins for Line 9
from overflow page
0999.	Totals (Lines 0901 through 0903 plus 0998)
(Line 9 above)




1501.
1502.
1503.
	1598.	Summary of remaining write-ins for
Line 15 from overflow page
	1599.	Totals (Lines 1501 through 1503 plus 1598)
(Line 15 above)




(a) Includes $ 	accrual of discount less $
amortization of premium and less $
paid for accrued interest on purchases.
(b) Includes $ 	accrual of discount less $
amortization of premium and less $
paid for accrued dividends on purchases.
(c) Includes $ 	accrual of discount less $
amortization of premium and less $
paid for accrued interest on purchases.
(d) Includes $ 	for company  s occupancy of its own buildings; and excludes $
interest on encumbrances.
(e) Includes $ 	accrual of discount less $
amortization of premium and less $
paid for accrued interest on purchases.
(f) Includes $ 	accrual of discount less $
amortization of premium.
(g) Includes $	investment expenses and $
investment taxes, licenses and fees, excluding federal income taxes, attributable to segregated and Separate Accounts.
(h) Includes $	interest on surplus notes and $
interest on capital notes.
(i) Includes $ 	depreciation on real estate and $
depreciation on other invested assets.
EXHIBIT OF CAPITAL GAINS (LOSSES

1
Realized
Gain (Loss)
On Sales or
Maturity
2
Other
Realized
Adjustments
3
Total Realized Capital
Gain (Loss)
(Columns 1 + 2)
4
Change in
Unrealized Capital
Gain (Loss)
5
Change in
Unrealized Foreign
Exchange Capital
Gain (Loss)
1.	U.S. Government bonds





1.1	Bonds exempt from U.S. tax





1.2	Other bonds (unaffiliated)





1.3	Bonds of affiliates





2.1	Preferred stocks (unaffiliated)





2.11	Preferred stocks of affiliates





2.2	Common stocks (unaffiliated)
901,265

901,265
(4,416,094)

2.21	Common stocks of affiliates





3. Mortgage loans





4. Real estate





5. Contract loans





6. Cash, cash equivalents and short-term investments





7. Derivative instruments





8. Other invested assets





9. Aggregate write-ins for capital gains (losses)





10. Total capital gains (losses)
901,265

901,265
(4,416,094)

DETAILS OF WRITE-INS





0901.





0902.





0903.





0998.	Summary of remaining write-ins for Line 9
from overflow page





0999.	Totals (Lines 0901 through 0903 plus 0998) (Line 9
above)







SA07

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS
OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT 1 - INVESTMENT EXPENSES

1
Amount
1. Rent

2. Salaries and wages

3. Contributions for benefit plans for employees (a)

4. Payments to employees under non-funded benefit plans

5. Other employee welfare

6. Legal fees and expenses

7. Fees of public accountants and consulting actuaries

8. Traveling expenses

9. Postage, express, telegraph and telephone

10. Printing and stationery

11. Cost or depreciation of furniture and equipment

12. Rental of equipment

13. Books and periodicals

14. Bureau and association fees

15. Insurance, except on real estate

16. Miscellaneous losses

17. Collection and bank service charges

18. Sundry general expenses

19. Real estate expenses

10. Investment expenses not included elsewhere

11. Aggregate write-ins for other investment expenses

12. Investment expenses incurred

Reconciliation with Exhibit 5

13. Investment expenses unpaid December 31, prior year

14. Investment expenses unpaid December 31, current year

15. Investment expenses paid during year (Lines 22 + 23 - 24)
(to Exhibit 5, Line 12)

DETAILS OF WRITE-INS

2101.

2102.

2103.

2198.	Summary of remaining write-ins for Line 21
from overflow page

2199.	Total (Lines 2101 through 2103 plus 2198)
(Line 21 above)

(a) Includes $ 	on account of prior service.
EXHIBIT 2 - INVESTMENT TAXES, LICENSES AND FEES
(EXCLUDING FEDERAL INCOME TAXES)
1. Real estate taxes
2. State insurance department fees
3. Other state taxes, including $
for employee benefits
4. U.S. Social Security taxes
5. All other taxes
6. Taxes, licenses and fees incurred
Reconciliation with Exhibit 5
7. Taxes, licenses and fees unpaid December 31,
prior year
8. Taxes, licenses and fees unpaid December 31,
current year
9. Taxes, licenses and fees paid during year
(Lines 6 + 7 - 8) (to Exhibit 5, Line 13)
1
Amount






SA08



ANNUAL STATEMENT FOR THE YEAR 2022 OF
THE SEPARATE ACCOUNTS OF THE FEDERAL
LIFE INSURANCE COMPANY
EXHIBIT 4    DEPOSIT-TYPE CONTRACTS

1	2	3	4	5	6
Dividend
Guaranteed	Supplemental
Accumulations or	Premium and Other
Total	Interest Contracts
Annuities Certain	Contracts
Refunds	Deposit Funds
1.
Balance at the beginning of the year
2.
Deposits received during the year
3.
Investment earnings credited to account
4.
Other net change in reserves
5.
Fees and other charges assessed
6.
Surrender charges
7.
Net surrender or withdrawal payments
8.
Other net transfer to or (from) general account
9.
Balance at the end of current year (Lines 1+2+3+4-5-6-7-8)

ANNUAL STATEMENT FOR THE YEAR 2022 OF
THE SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT 5 - RECONCILIATION OF CASH AND INVESTED ASSETS
DEVELOPMENT OF INCREASE IN CASH
1. Transfers to Separate Accounts on account of:
1
Amount


1.1 Net premiums and considerations for annuities and supplementary contracts with life contingencies
1.2 Aggregate write-ins for other transfers to Separate Accounts
4. Deposits on deposit-type contract funds and other liabilities without life or disability contingencies

5. Investment income collected
474,974
6. Consideration on disposal of short-term bonds net of purchases

7. Consideration on disposal of investments
(excluding short-term bonds)
1,947,878
8. Aggregate write-ins for other increases in funds from operations

7.Total (Lines 1 to 6)
2,422,852
8. Cost of investments acquired (excluding short-term bonds)
9. Transfers from Separate Accounts on account of contract benefits:

9.1 Death benefits
9.2 Matured endowments
9.3 Annuity benefits
1,616
9.4 Supplementary contract benefits with life contingencies
97,844
9.5 Accident and health benefits
9.6 Surrender benefits and withdrawals for life contracts
9.7 Policy loans (net)
9.8 Transfers of reserves (net)

9.9 Aggregate write-ins for other transfers from
Separate Accounts on account of contract benefits
1,947,878
9. Other transfers from Separate Accounts:

10.1 Federal income taxes
10.2 Aggregate write-ins for other transfers
from Separate Accounts
10. Withdrawals on deposit-type contract funds and
other liabilities without life or disability contingencies
11. Investment expenses (Exhibit 1, Line 25)
12.1 Fees associated with investment management,
administration and contract guarantees
237,647
12. Investment taxes, licenses and fees, excluding federal income taxes (Exhibit 2, Line 9)

13. Total (Lines 8 to 13)
2,284,985
14. Funds from operations (Line 7 minus Line 14)
137,867
10. Surplus contributed or (withdrawn) during year
11. Aggregate write-ins for other changes in funds

18.Total funds (includes $	net transfers
from general account) (Lines 15 to 17)
137,867
19. Increase in payable for investments acquired, net of receivable for investments sold
20. Decrease in policy loans
21. Aggregate write-ins for other reconciling items

22. Increase in cash (Line 18 to 21)
137,867
RECONCILIATION BETWEEN YEARS

23. Cash and invested assets, December 31st of
prior year
31,207,297
24.Increase in cash (Line 22)
137,867
25. Cost of invested assets acquired

26. Adjusted cost of assets disposed of
1,118,668
27. Increase in policy loans
28. Accrual of discount less amortization of premium
29. Depreciation on real estate and other invested assets

30.Increase in net unrealized gains
(4,416,094)
31. Aggregate write-ins for other reconciling items

32. Cash and invested assets, December 31st of current year
25,810,402
DETAILS OF WRITE-INS

01.201.
01.202.
01.203.
01.298. Summary of remaining write-ins for Line 1.2 from overflow page
01.299.Total (Lines 01.201 through 01.203 plus 01.298)
(Line 1.2 above)

0601.
0602.
0603.
0698.	Summary of remaining write-ins for Line 6 from
overflow page

0699.	Total (Lines 0601 through 0603 plus 0698) (Line 6 above)

09.901.Surrender benefits and other fund withdrawals
1,947,878
09.902.
09.903.
09.998. Summary of remaining write-ins for Line 9.9 from overflow page

09.999.Total (Lines 09.901 through 09.903 plus 09.998)
(Line 9.9 above)
1,947,878
10.201

10.202.
10.203.
10.298. Summary of remaining write-ins for Line 10.2 from overflow page
10.299.Total (Lines 10.201 through 10.203 plus 10.298)
(Line 10.2 above)

1701.
1702.
1703.
1798.	Summary of remaining write-ins for Line 17
from overflow page
1799.	Total (Lines 1701 through 1703 plus 1798)
(Line 17 above)

2101.
2102.
2103.
2198.	Summary of remaining write-ins for Line 21
from overflow page
2199.	Total (Lines 2101 through 2103 plus 2198)
(Line 21 above)

3101.
3102.
3103.
3198.	Summary of remaining write-ins for Line 31
from overflow page
3199.	Total (Lines 3101 through 3103 plus 3198)
(Line 31 above)



SA11

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
EXHIBIT 6 - GUARANTEED INSURANCE AND ANNUITY PRODUCTS

1
Amount
2
Percent of Total
1. Aggregate reserve for life, annuity and accident and health contracts (Included in Exhibit 3):
1.1 Life insurance
1.2 Annuities
1.3 Supplementary contracts with life contingencies
1.4 Accident and health
1.5 Miscellaneous reserves
1.6 Total
2. Liability for deposit-type contracts
(included in Exhibit 4):
2.1 Guaranteed interest contracts
2.2 Annuities certain
2.3 Supplemental contracts
2.4 Dividend accumulations or refunds
2.5 Premium and other deposits funds
2.6 Total
3. Other liabilities (included in Page 3,
Lines 4, 10, 13 & 14)
4. Total liabilities associated with guarantees
(Lines 1.6 + 2.6 + 3)
5. Total liabilities not associated with guarantees
6. Total Separate Accounts liabilities
(Lines 4 + 5 = Page 3, Line 17)












25,810,402
100.0

25,810,402
100.0


SA12

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Product Mix
1.01 Identify the product types in the separate account, quantify the assets associated with those products, indicate if there are any guarantees associated with those products, quantify seed money and quantify other fees and expenses due to the general account.
For the products (and related assets)
that are not registered with the SEC,
identify whether the products are considered private placement variable annuity products or private placement life insurance.
NOTE: A distinct disaggregated product identifier shall be used for each product and shall be used consistently throughout the interrogatory.
Disaggregation of
reporting shall be such that each product filing or policy form is separately identified. For example, if a company has 5 different separate group annuities, each annuity shall be separately reported. (Companies may eliminate proprietary information, however such elimination will require the use of unique reporting identifiers).
Additional Required Surplus Amounts is defined as additional or permanent surplus that is required to be retained in the separate account in accordance with state law or regulation. These amounts should not include reinvested separate account investment proceeds that have not been allocated to separate account contract holders.

Separate Account
Assets
4



Not Registered with SEC



Guarantees
5
6
7
8

10



Associated

Fees and
Additional
Private
9


2
3
with the

Expenses Due
Required
Placement
Private
Other
1
Registered
Not Registered
Product

to the General
Surplus
Variable
Placement
(Not PPVA or
Product Identifier
with SEC
with SEC
Yes/No
Seed Money
Account
Amounts
Annuity
Life Insurance
PPLI)
Pension risk transfer group annuities

1.01A9999 Total pension risk transfer group annuities

$	0 $	0

XXX

$	0 $	0

$	0 $	0

$	0 $	0


All other group Annuities








1.01B9999 Total all other group annuities
$
0
$
0
XXX
$
0
$
0
$
0
$
0
$
0
$
0


Registered index linked annuities individual annuities







1.01C9999 Total registered index linked annuities individual annuities
$	0
$
0
XXX
$
0
$
0
$
0
$
0
$
0
$
0


All other individual annuities







Variable Annuity
$	25,810,402
$
0

$
0
$
0
$
0
$
0
$
0
$
0
1.01D9999 Total all other individual annuities
$	25,810,402
$
0
XXX
$
0
$
0
$
0
$
0
$
0
$
0


Life insurance







1.01E9999 Total life insurance
$	0
$
0
XXX
$
0
$
0
$
0
$
0
$
0
$
0
1.01F9999 Totals
$	25,810,402
$
0
XXX
$
0
$
0
$
0
$
0
$
0
$
0


SA13

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
1.02 Did the reporting entity remit seed money,
other fees and expenses or additional required
surplus amounts to the general account during
the current year?	Yes [ X ] No [	]
1.03 If yes, provide information on the total
gross amount of seed money, other fees and expenses
or additional required surplus amounts remitted to
the general account during the current year (these
amounts should not be reflected in the seed money
totals in 1.01):
1.031 Seed Money	$	0
1.032 Other Fees and Expenses	$	237,647
1.033 Additional Required Surplus Amounts $	0
1.04 Did the reporting entity receive seed money
from the general account in the current year?
Yes [	] No [ X ]
1.05 If yes, provide information on the total
gross amount of seed money received in the
current year: (If amounts were both received and
remitted in the current year, include the gross
amounts in both 1.031 and 1.051.)
1.051 Seed Money Received	$	0
1.06 Does the reporting entity consider any of
the seed money reflected in separate accounts
to be insulated from the general account?
Yes [ ] No [ ] N/A [ X ]
1.07 If yes, provide information on the amount
of seed money the reporting entity considers
insulated from the general account:
1.071 Insulated Seed Money	$	0
1.08 Does the reporting entity have a policy for
repatriating seed money or remitting fees and
expenses due and additional required surplus
amounts to the general account:
1.081 Seed Money	Yes [	] No [ X ]
1.082 Other Fees and Expenses	Yes [ X ] No [ ]
1.083 Additional Required Surplus Amounts Yes [	] No
[ X ]
1.09 Provide detail on the time duration for which seed money, other fees and expenses due to the general account and additional required surplus amounts have been held in the separate account:



1
Seed Money


2
Fees and Expenses Due
to the General Account

3
Additional Required
Surplus Amounts
1.091
Under 1 Year
$

0
$
237,647
$
0
1.092
1 Year    3 Years
$

0
$
0
$
0
1.093
Over 3 Years    5 Years
$

0
$
0
$
0
1.094
Over 5 Years
$

0
$
0
$
0
1.095
Total
$

0
$
237,647
$
0

1.10 For seed money, other fees and expenses,
and additional required surplus amounts held
in the separate account, does the reporting
entity invest these funds in accordance with
investment directives of the general account:
1.101 Seed Money
Yes [	] No [	] N/A [ X ]
1.102 Other Fees and Expenses
Yes [	X ] No [	] N/A [	]
	1.103 Additional Required Surplus Amounts
Yes [	] No [	] N/A [ X ]
1.11 If no, does the reporting entity have stated policy
and procedure for the investment of seed money, other
fees and expenses, and additional required surplus
amounts that are retained with the separate account?
1.111 Seed Money	Yes [	] No [	] N/A [ X ]
1.112 Other Fees and Expenses	Yes [	] No [	] N/A [ X ]
1.113 Additional Required Surplus Amounts	Yes [	] No [	] N/A [ X ]

SA13.1

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Separate Account Products with General Account Guarantees
2.1
Does the reporting entity have products with
guarantees provided by the general account?
Yes [
]
No [ X ]
2.2
Has the separate account collected amounts from the
general account within the past five years related
to separate account guarantees?
Yes [
]
No [ X ]
2.3
If yes, provide detail on these guarantees paid by the general account:



 1
Year

2
Amount
2.301 As of December 31, 2022
$
0
2.302 As of December 31, 2021
$
0
2.303 As of December 31, 2020
$
0
2.304 As of December 31, 2019
$
0
2.305 As of December 31, 2018
$
0

2.4 To compensate the general account for
the risk taken, for any separate account
products with general account guarantees,
does the
separate account remit risk charges to
the general account related to the separate
account guarantees?	Yes [ ] No [ X ]
2.5 If yes, identify the separate account
products with risk charges that are remitted
to the general account and whether the risk
charge for that product is reviewed and opined upon:
1
Product Identifier
with Risk Charges
2
Risk Charge Reviewed
and Opined Upon
3
Name and Title of Individual Who
Provided Opinion on Risk Charges
Pension risk transfer group annuities



All other group annuities



Registered index linked annuities individual annuities



All other individual annuities



Life insurance




2.6	Provide detail on the risk charges
paid to the general account related to separate
account guarantees for the past five years:
 1
Year

2
Amount
2.601 As of December 31, 2022
$
0
2.602 As of December 31, 2021
$
0
2.603 As of December 31, 2020
$
0
2.604 As of December 31, 2019
$
0
2.605 As of December 31, 2018
$
0


SA13.2

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Investment Directive of Separate Account Activity
	3.1	Does the reporting entity have
products classified within the separate account
for which the investment directive is not determined
by the
contract holder? (Situations in which the
investments directive mirrors the general
account would not be considered determined by the
contract holder; however, having the contract holder
select an investment direction from multiple
options would meet this criteria.)
Yes [	] No [ X ]
	3.2	If yes, if these investments
would have been included in the general account,
would the reporting entity have exceeded the
investment
limitations imposed on the general account?
Yes [	] No [	] N/A [ X ]
	3.3	Provide detail on the separate
account investment portfolio and state investment
limitations. (This includes the combined separate
account and general investments, excluding separate
account assets with investment direction determined
by the contract holder):
1
Investment Type
2
State Investment Limitation
3
Combined Investment
(Separate and General Account)
	 $

$

$
$

$
$

$
$

$
$

Allocation of Investment Proceeds of
Separate Account Activity
	4.1	Does the reporting
entity have separate account assets
in which less than 100% of investment
proceeds (net of contract fees and
assessments) are attributed to a contract
holder? (This should identify any situations
where there is a ceiling on investment performance
results.)	Yes [	] No [ X ]
	4.2	If yes, provide detail on the
net investment proceeds that were attributed to
the contract holder, transferred to the general account
and reinvested within the separate account:
1
Product Identifier
2
Net Investment
Proceeds


3
Attributed to
Contract Holder

4
Transferred to General Account

5
Reinvested Within the
Separate Account
Pension risk transfer group annuities




4.2A99999 Total pension risk transfer group annuities
$
0
$
0
$
0
$
0
All other group annuities




4.2B99999 Total all other group annuities
$
0
$
0
$
0
$
0
Registered index linked annuities individual annuities




4.2C99999 Total registered index linked annuities
individual annuities
$
0
$
0
$
0
$
0
All other individual annuities




4.2D99999 Total all other individual annuities
$
0
$
0
$
0
$
0
Life insurance




4.2E99999 Total life insurance
$
0
$
0
$
0
$
0
4.2F99999 Totals
$
0
$
0
$
0
$
0

4.3 For items reinvested within the Separate Account,
does the reporting entity invest these assets in
accordance with investment directives
of the general account?	Yes [	] No [	] N/A [ X ]
4.4 If no, does the reporting entity have a stated
policy and procedure for the reinvestment of
investment proceeds within the separate
account?	Yes [	] No [	] N/A [ X ]
4.5 Did the reinvestment of investment proceeds
within the separate account result with the reporting
entity having a combined investment
portfolio that exceeded the state investment limitations
imposed on the general account?	Yes [	] No [	] N/A [ X ]

SA13.3

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
GENERAL INTERROGATORIES
Measurement of Separate Account Assets
5.1	Does the reporting entity report all separate
account assets at fair value?	Yes [ X ] No [	]
5.2 For items not reported at fair value, does the
reporting entity report separate account assets at
amortized cost, and/or under different measurement methods?
5.21 Amortized Cost	Yes [	] No [	]
5.22 Other Measurement Methods	Yes [ ] No [ ]

5.3	If other measurement methods are used, provide
explanation on these measurement methods

5.4 Identify the assets measured at fair value, amortized cost or another measurement method and the percentage of separate account assets measured under each measurement method:

Description

1
Amount
2
Percentage
5.41
Fair Value
$
25,450,552
100.0 %
5.42
Amortized Cost
$
0
0.0 %
5.43
Other Measurement Methods
$
0
0.0 %

5.5	For the assets not measured at fair value,
provide a comparison of the reported value to current fair value and identify the unrealized gain or loss that would have been recorded if the assets had been reported at fair value:


1
Assets Held at Amortized Cost


2
Fair Value


3
Unrecorded Unrealized Gain/Loss

5.51
$

0
$

0
$

0


1
Assets Held at Other Measurement Method

2
Fair Value


3
Unrecorded Unrealized Gain/Loss

5.52
$	0
$

0
$

0

Securities Lending Transactions Within Separate Accounts
	6.1	Does the reporting entity engage in
securities lending transactions with separate account assets?
Yes [	] No [ X ]
	6.2	If yes, does the reporting entity have
written policies and procedures for such transactions?
Yes [	] No [	] N/A [ X ]
	6.3	Does the reporting obtain approval,
or otherwise provide notification to contract holders, regarding securities lending transactions that occur with separate account assets?
Yes [	] No [	] N/A [ X ]
	6.4	Are all securities lending transactions
reported on balance sheet?	Yes [	] No [	] N/A [ X ]
6.5 Provide a description of the reporting entity s securities lending transaction program, specifically identifying any variations from the securities lending transaction program administered by the general account.
6.6	Provide detail on the current status of separate
account transactions by separate account product:
6.61 Amount of any loaned securities within the separate account and the percentage of separate account assets lent
6.611 Amount	$	0
6.612 Percentage 	0.0 %
6.62 Identify whether securities lent are reported at book value or market value

6.63	Detail on collateral received:
6.631 Aggregate Amount Collateral Received
6.621 Book Value	$	0
6.622 Market Value	$	0

6.6311 Open	$	0
6.6312 30 Days or Less	$	0
6.6313 31 to 60 Days	$	0
6.6314 61 to 90 Days	$	0
6.6315 Greater Than 90 Days	$	0
6.6316 Total Collateral Received	$	0
6.632 The aggregate fair value of all securities
acquired from the sale, trade or use of the accepted
collateral (reinvested
collateral).	$	0
6.633 Narrative discussion about sources and uses of
collateral:
6.634 Collateral for transactions that extend beyond
one year from the reporting date	$	0
SA13.4



ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Interest Maintenance Reserve
NONE
Interest Maintenance Reserve - Amort
NONE
AVR - Default Component
NONE
AVR - Equity Component
NONE
Asset Valuation Reserve RSA
NONE


SA14, SA15, SA16, SA17, SA18, SA19, SA20, SA21

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
SCHEDULE A    VERIFICATION BETWEEN YEARS
Real Estate
1. Book/adjusted carrying value, December 31 of prior year
2. Cost of acquired:
2.1 Actual cost at time of acquisition (Part 2, Column 6)
2.2 Additional investment made after acquisition
(Part 2, Column 9)
3. Current year change in encumbrances:
3.1 Totals, Part 1, Column 13
3.2 Totals, Part 3, Column 11
4. Total gain (loss) on disposals, Part 3, Column 18
5. Deduct amounts received on disposals, Part 3, Column 15
6. Total foreign exchange change in book/adjusted carrying v lue
6.1 Totals, Part 1, Column 15
6.2 Totals, Part 3, Column 13
7. Deduct current year  s other-than-temporary impairment recognized:
7.1 Totals, Part 1, Column 12
7.2 Totals, Part 3, Column 10
8. Deduct current years depreciation:
8.1 Totals, Part 1, Column 11
8.2 Totals, Part 3, Column 9
9. Book/adjusted carrying value at the end of current period
(Lines 1+2+3+4-5+6-7-8)
10. Deduct total nonadmitted amounts
11. Statement value at end of current period (Line 9 minus Line 10)
SCHEDULE B    VERIFICATION BETWEEN YEARS
Mortgage Loans
1. Book value/recorded investment excluding accrued interest, December 31 of prior year
2. Cost of acquired:
2.1 Actual cost at time of acquisition (Part 2, Column 7)
2.2 Additional investment made after acquisition
(Part 2, Column 8)
3. Capitalized deferred interest and other:
3.1 Totals, Part 1, Column 12
3.2 Totals, Part 3, Column 11
4. Accrual of discount
5. Unrealized valuation increase (decrease):
5.1 Totals, Part 1, Column 9
5.2 Totals, Part 3, Column 8
6. Total gain (loss) on disposals, Part 3, Column 18
7. Deduct amounts received on disposals, Part 3, Column 15
8. Deduct amortization of premium and mortgage interest points and commitment fees
9. Total foreign exchange change in book value/recorded investment excluding accrued interest:
9.1 Totals, Part 1, Column 13
9.2 Totals, Part 3, Column 13
10. Deduct current years otherthantemporary impairment recognized:
10.1 Totals, Part 1, Column 11
10.2 Totals, Part 3, Column 10
11. Book value/recorded investment excluding accrued interest at end of current period (Lines 1+2+3+4+5+6-7-8+9-10)
12. Total valuation allowance
13. Subtotal (Line 11 plus Line 12)
14. Deduct total nonadmitted amounts
15. Statement value of mortgages owned
at end of current period (Line 13 minus Line 14)

SASI02

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
SCHEDULE BA    VERIFICATION BETWEEN YEARS
Other Long-Term Invested Assets
1. Book/adjusted carrying value, December 31 of prior year
2. Cost of acquired:
2.1 Actual cost at time of acquisition (Part 2, Column 8)
2.2 Additional investment made after acquisition (Part 2, Column 9)
3. Capitalized deferred interest and other:
3.1 Totals, Part 1, Column 16
3.2 Totals, Part 3, Column 12
4. Accrual of discount
5. Unrealized valuation increase (decrease):
5.1 Totals, Part 1, Column 13
5.2 Totals, Part 3, Column 9
6. Total gain (loss) on disposals, Part 3, Column 19
7. Deduct amounts received on disposals, Part 3, Column 16
8. Deduct amortization of premium and depreciation
9. Total foreign exchange change in book/adjusted carrying value:
9.1 Totals, Part 1, Column 17
9.2 Totals, Part 3, Column 14
10. Deduct current years otherthantemporary impairment recognized
10.1 Totals, Part 1, Column 15
10.2 Totals, Part 3, Column 11
11. Book/adjusted carrying value at end of current period
(Lines 1+2+3+4+5+6-7-8+9-10)
12. Deduct total nonadmitted amounts
13. Statement value at end of current period (Line 11 minus Line 12)
SCHEDULE D    VERIFICATION BETWEEN YEARS
Bonds and Stocks
1. Book/adjusted carrying value, December 31 of prior year
30,913,257
2. Cost of bonds and stocks acquired, Part 3, Column 7
3. Accrual of discount
4. Unrealized valuation increase (decrease):
4.1 Part 1, Column 12
4.2 Part 2, Section 1, Column 15
4.3 Part 2, Section 2, Column 13	(4,950,201)
4.4 Part 4, Column 11	534,107	(4,416,094)
5. Total gain (loss) on disposals, Part 4, Column 19 	901,265
6. Deduction consideration for bonds and stocks disposed of,
Part 4, Column 7	1,947,878
7. Deduct amortization of premium
8. Total foreign exchange change in book/adjusted carrying value:
8.1 Part 1, Column 15
8.2 Part 2, Section 1, Column 19
8.3 Part 2, Section 2, Column 16
8.4 Part 4, Column 15
9. Deduct current years otherthantemporary impairment recognized
9.1 Part 1, Column 14
9.2 Part 2, Section 1, Column 17
9.3 Part 2, Section 2, Column 14
9.4 Part 4, Column 13
10. Total investment income recognized as a result of prepayment penalties and/or acceleration fees, Note 5Q, Line (2)
11. Book/adjusted carrying value at end of current period
(Lines 1+2+3+4+5-6-7+8-9+10)	25,450,550
12. Deduct total nonadmitted amounts
13. Statement value at end of current period (Line 11 minus Line 12)
25,450,550

SASI03

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE ACCOUNTS OF
THE FEDERAL LIFE INSURANCE
COMPANY
SCHEDULE D - SUMMARY BY COUNTRY
Long-Term Bonds and Stocks OWNED December 31 of Current Year
Description
1
Book/Adjusted
Carrying Value
2
Fair Value
3
Actual Cost
4
Par Value of Bonds
BONDS

1.	United States




Governments (including all obligations guaranteed by governments)
2. Canada
3. Other Countries





4. Totals




U.S. States, Territories and Possessions
(direct and guaranteed)
5. Totals




U.S. Political Subdivisions of States, Territories and Possessions (direct and guaranteed)
6. Totals




U.S. Special Revenue and Special Assessment





Obligations and all Non-Guaranteed





Obligations of Agencies and Authorities of





Governments and their Political Subdivisions
7. Totals




Industrial and Miscellaneous, SVO Identified
8. United States




Funds, Unaffiliated Bank Loans, Unaffiliated
9. Canada




Certificates of Deposit and Hybrid Securities
16. Other Countries




(unaffiliated)
17. Totals




Parent, Subsidiaries and Affiliates
18. Totals





19. Total Bonds




PREFERRED STOCKS

20. United States




Industrial and Miscellaneous (unaffiliated)
21. Canada





22. Other Countries





23. Totals




Parent, Subsidiaries and Affiliates
24. Totals





25. Total Preferred Stocks




COMMON STOCKS


26. United States
25,450,552
25,450,552
13,818,150

Industrial and Miscellaneous (unaffiliated),
Mutual Funds, Unit Investment Trusts, Closed-
27. Canada
28. Other Countries




End Funds and Exchange Traded Funds
29. Totals
25,450,552
25,450,552
13,818,150

Parent, Subsidiaries and Affiliates
30. Totals





31. Total Common Stocks
25,450,552
25,450,552
13,818,150


32. Total Stocks
25,450,552
25,450,552
13,818,150


33. Total Bonds and Stocks
25,450,552
25,450,552
13,818,150



SASI04

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule DA - Verification Between Yrs
NONE
Schedule DB - Part A - Verification
NONE
Schedule DB - Part B - Verification
NONE
Schedule DB - Verification
NONE
Schedule DB - Part C - Section 1
NONE
Schedule DB - Part C - Section 2
NONE
Schedule E - Part 2 - Verification Between Yrs
NONE
Schedule A - Part 1
NONE
Schedule A - Part 2
NONE
Schedule A - Part 3
NONE
Schedule B - Part 1
NONE


SASI10, SASI11, SASI14, SASI12, SASI13,
SASI15, SAE01, SAE02, SAE03, SAE04

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule B - Part 2
NONE
Schedule B - Part 3
NONE
Schedule BA - Part 1
NONE
Schedule BA - Part 2
NONE
Schedule BA - Part 3
NONE
Schedule D - Part 1
NONE
Schedule D - Part 2 - Section 1
NONE



SAE05, SAE06, SAE07, SAE08, SAE09, SAE10, SAE11



ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE COMPANY
SCHEDULE D - PART 3
Showing All Long-Term Bonds and Stocks
ACQUIRED During Current Year

1
CUSIP
Identification
2
Description
3
Foreign
4
Date Acquired
5
Name of Vendor
6
Number of
Shares of Stock
7
Actual
Cost
8
Par Value
9
Paid for Accrued
Interest and Dividends









6009999999 Totals

XXX


ANNUAL STATEMENT FOR THE YEAR 2022 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
SCHEDULE D - PART 4
Showing all Long-Term Bonds and Stocks SOLD,
REDEEMED or Otherwise DISPOSED OF During Current Year

1
CUSIP
Identi-
fication
2
Description
3 F o r e i g n
4
Disposal Date
5
Name of Purchaser
6
Number of
Shares of
Stock
7
Consideration
8
Par Value
9
Actual Cost
10
Prior Year Book/ Adjusted Carrying Value
Change in Book/Adjusted Carrying Value
16
Book/
Adjusted
Carrying Value
at
Disposal Date
17
Foreign
Exchange Gain
(Loss) on
Disposal
18
Realized Gain
(Loss) on
Disposal
19
Total Gain
(Loss) on
Disposal
20
    Bond Interest/Stock Dividends Received During Year
21
Stated
Contractual
Maturity
Date










11
Unrealized Valuation Increase/ (Decrease)
12
Current Year
(Amortization)/
Accretion
13
Current Years Other Than Temporary Impairment Recognized
14
  Total Change in B./A.C.V. (11+12 13)
15
Total Foreign Exchange Change in B./A.C.V.






Bonds - U.S. Governments
Bonds - All Other Governments
Bonds - U.S. States,	Territories and Possessions
(Direct and Guaranteed)
Bonds - U.S. Political Subdivisions of States,
Territories and Possessions	(Direct and Guaranteed)
Bonds - U.S. Special Revenue and Special Assessment
and all Non-Guaranteed Obligations of Agencies and Authorities of
Governments and Their Political Subdivisions
Bonds -	Industrial	and Miscellaneous	(Unaffiliated)
Bonds - Hybrid Securities
Bonds - Parent, Subsidiaries and Affiliates
Bonds - SVO Identified Funds
Bonds - Unaffiliated Bank Loans
Bonds - Unaffiliated Certificates of Deposit
Preferred Stocks -	Industrial	and Miscellaneous
(Unaffiliated)	- Perpetual Preferred
Preferred Stocks -	Industrial	and Miscellaneous
(Unaffiliated)	- Redeemable Preferred
Preferred Stocks - Parent, Subsidiaries and Affiliates -
Perpetual Preferred
Preferred Stocks - Parent, Subsidiaries and Affiliates -
 Redeemable Preferred
Common Stocks -	Industrial	and Miscellaneous
(Unaffiliated)	- Publicly Traded
Common Stocks -	Industrial	and Miscellaneous
(Unaffiliated)	Other
Common Stocks - Mutual Funds - Designations Assigned by the SVO
921938-20-5 922018-40-3 921935-20-1 921928-20-6 922906-20-1
Vanguard Wellesley Income Fund
Admiral	02/03/2022	Vanguard Group
Vanguard Windsor Fund Admiral	12/13/2022	Vanguard Group
Vanguard Wellington Fund Admiral	12/02/2022	Vanguard Group
Vanguard US Growth Fund Admiral	09/01/2022	Vanguard Group
Vanguard Federal Money Market Fund	12/13/2022	Vanguard Group
2,622.721 20,490.005 24.626 1,038.614 89,562.160
177,354 1,538,484 1,830 140,648 89,562
XXX XXX XXX XXX XXX
85,423
827,556
788
43,284
89,562
183,931 1,670,960 2,064 174,965 89,562
(12,220) 387,877 139,752 13,417 5,281


(12,220) 387,877 139,752 13,417 5,281

85,423
827,556
788
43,284
89,562

91,931 710,928 1,042 97,364
91,931 710,928 1,042 97,364

XXX XXX XXX XXX XXX
5319999999 - Common Stocks - Mutual Funds -
Designations Assigned by the SVO
1,947,878
XXX
1,046,613
2,121,482
534,107


534,107

1,046,613

901,265
901,265

XXX
Common Stocks - Mutual Funds -
Designations Not Assigned by the SVO
Common Stocks - Unit	Investment Trusts -
Designations Assigned by the SVO
Common Stocks - Unit	Investment Trusts -
Designations Not Assigned by the SVO
Common Stocks - Closed-End Funds -
Designations Assigned by the SVO
Common Stocks - Closed-End Funds -
Designations Not Assigned by the SVO
Common Stocks - Exchange Traded Funds
Common Stocks - Parent, Subsidiaries and Affiliates -
Publicly Traded
Common Stocks - Parent, Subsidiaries and Affiliates -
Other
5989999997 - Common Stocks - Subtotals - Common Stocks -
Part 4
1,947,878
XXX
1,046,613
2,121,482
534,107


534,107

1,046,613

901,265
901,265

XXX
5989999999 - Common Stocks - Subtotals - Common Stocks
1,947,878
XXX
1,046,613
2,121,482
534,107


534,107

1,046,613

901,265
901,265

XXX
5999999999 - Common Stocks - Subtotals -
Preferred and Common Stocks
1,947,878
XXX
1,046,613
2,121,482
534,107


534,107

1,046,613

901,265
901,265

XXX





















6009999999 Totals
1,947,878
XXX
1,046,613
2,121,482
534,107


534,107

1,046,613

901,265
901,265

XXX

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE SEPARATE
ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule D - Part 5
NONE
Schedule DA - Part 1
NONE
Schedule DB - Part A - Section 1
NONE
Schedule DB - Part A - Section 2
NONE
Schedule DB - Part B - Section 1
NONE
Schedule DB - Part B - Section 2
NONE
Schedule DB - Part D - Section 1
NONE
Schedule DB - Part D - Section 2
NONE
Schedule DB - Part E
NONE
Schedule DL - Part 1
NONE
Schedule DL - Part 2
NONE


SAE15, SAE17, SAE18, SAE19, SAE20, SAE21,
SAE22, SAE23, SAE24, SAE25, SAE26

ANNUAL STATEMENT FOR THE YEAR 2022 OF THE
SEPARATE ACCOUNTS OF THE FEDERAL LIFE INSURANCE
COMPANY
Schedule E - Part 1
NONE
Schedule E - Part 2
NONE
Schedule E - Part 3
NONE


SAE27, SAE28, SAE29